FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	$ 6	$ 7	$ 9
Impact of 10% increase on net income (loss)	(6)	(7)	(9)
Impact of 10% decrease on partnership capital	66	106
Impact of 10% increase on partnership capital	(66)	(106)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	1	(1)	1
Impact of 10% increase on net income (loss)	(1)	1	(1)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	8	8	11
Impact of 10% increase on net income (loss)	(8)	(8)	(11)
Impact of 10% decrease on partnership capital	108	79
Impact of 10% increase on partnership capital	(108)	(79)
CLP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	0	0	(1)
Impact of 10% increase on net income (loss)	0	0	1
COP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	1	1	1
Impact of 10% increase on net income (loss)	(1)	(1)	(1)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	20	17	18
Impact of 10% increase on net income (loss)	(20)	(17)	(18)
Impact of 10% decrease on partnership capital	134	125
Impact of 10% increase on partnership capital	(134)	(125)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	4	21	13
Impact of 10% increase on net income (loss)	(4)	(21)	(13)
Impact of 10% decrease on partnership capital	0	37
Impact of 10% increase on partnership capital	0	(37)
PEN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on partnership capital	12	11
Impact of 10% increase on partnership capital	(12)	(11)
INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	1	0	0
Impact of 10% increase on net income (loss)	(1)	0	0
Impact of 10% decrease on partnership capital	0	34
Impact of 10% increase on partnership capital	0	(34)
NZD & Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	0	2	0
Impact of 10% increase on net income (loss)	$ 0	$ (2)	$ 0